Summary of Significant Accounting Polices (Details) - Schedule of issuable shares from warrants, convertible notes and preferred stock - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant shares [Member]
Conversion of Stock [Line Items]
Anti-dilutive shares	206,638,283	9,922,044
Dilutive shares		6,000,000
Convertible debt shares [Member]
Conversion of Stock [Line Items]
Anti-dilutive shares	407,916,803	17,954,000
Dilutive shares		306,352,351
Preferred shares [Member]
Conversion of Stock [Line Items]
Anti-dilutive shares	33,037,213	34,037,213
Dilutive shares